DEPOSITS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEPOSITS
Time deposits that meet or exceed the FDIC Insurance limit	$ 28.8	$ 21.6
Brokered CD deposits	$ 60.4	$ 60.2